SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.4%
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan & Joint Water & Sewer System Improvements), 5.00% due 7/1/2032	$2,000,000	$ 2,018,194
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,024,697
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2027 - 8/1/2033	420,000	435,021
	Series 2017, 5.00% due 8/1/2028	600,000	616,033
	Series A, 5.00% due 8/1/2032	1,100,000	1,198,356
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
	5.00% due 10/1/2033 - 10/1/2034	300,000	312,934
	5.25% due 10/1/2039	100,000	105,766
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,315,336
	City of Albuquerque GO, Series A, 5.00% due 7/1/2025	500,000	504,375
	City of Albuquerque GRT,
	Series B, 5.00% due 7/1/2040	500,000	548,501
	Series C, 4.00% due 7/1/2032	1,215,000	1,221,365
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030	40,000	43,925
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	817,770
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,019,090
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,115,000	2,136,216
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	480,037
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,241,914
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	202,838
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	1,972,371
	County of Bernalillo (Government Services) (AMBAC) GRT, 5.25% due 10/1/2025	3,850,000	3,901,128
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	430,000	447,909
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	170,000	173,862
	Series B, 5.70% due 4/1/2027	1,590,000	1,656,222
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	740,749
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,647,676
	County of Santa Fe (County Correctional System) (AGM), 6.00% due 2/1/2027	595,000	611,999
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,101,242
[a]	County of Santa Fe NM (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	500,000	494,795
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,831,272
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	730,000	749,141
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	669,575
	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	325,478
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,380,190
	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	476,534
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,124,704
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	2,600,000	2,722,509
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	889,387
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,430,516
	5.00% due 6/1/2043	1,000,000	1,084,809
	Series C, 5.00% due 6/1/2032	250,000	251,503
	Series D, 4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,259,668
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2025 - 6/15/2026	1,230,000	1,260,105
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2034	375,000	370,197
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	600,000	606,289
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,897,277
	5.00% due 8/1/2039	1,440,000	1,508,509
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AGM), 4.00% due 12/1/2040	700,000	685,308
	New Mexico Mortgage Finance Authority, Series A-1, 3.20% due 9/1/2031	460,000	432,274
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I, 4.50% due 9/1/2044	220,000	215,425
	Series A, 4.25% due 9/1/2043	995,000	959,809
	Series B, 4.55% due 9/1/2043	1,485,000	1,483,778
	Series C,

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2024 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	4.55% due 9/1/2043	$2,220,000	$ 2,208,922
	4.60% due 9/1/2044	1,485,000	1,477,334
	Series E Class I, 4.45% due 9/1/2044	1,200,000	1,183,948
	Series F, 2.85% due 7/1/2039	775,000	619,792
	Series G, 4.375% due 9/1/2044	1,150,000	1,125,660
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 6/1/2025)	1,000,000	1,000,958
[a]	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), Series A, 5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,003,398
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2035 - 6/1/2036	3,000,000	3,036,616
	5.00% due 4/1/2032 - 4/1/2036	4,280,000	4,404,709
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2025 - 8/1/2031	1,470,000	1,510,903
	State of New Mexico GO, 5.00% due 3/1/2025	2,040,000	2,045,257
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	495,816
	Series A, 5.00% due 7/1/2025 - 7/1/2029	1,500,000	1,551,014
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	647,112
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	388,021
	University of New Mexico (AGM), 4.375% due 6/1/2043	1,005,000	1,034,715
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	1,000,000	964,040
	5.00% due 9/1/2031	300,000	324,420
	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	974,419
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.4% (Cost $88,522,643)		$88,601,632
	SHORT-TERM MUNICIPAL BONDS — 1.5%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 4.05% due 8/1/2034 (put 1/2/2025)	1,400,000	1,400,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.5% (Cost $1,400,000)		$1,400,000
	Total Investments — 98.9% (Cost $89,922,643)		$90,001,632
	Other Assets Less Liabilities — 1.1%		958,990
	Net Assets — 100.0%		$90,960,622

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HUD	Insured by Housing and Urban Development
NMFA	New Mexico Finance Authority
NPFG	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.